Property and equipment	12 Months Ended
Mar. 31, 2013
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2012	2013	2013
	(In millions)
Land and premises	Rs.10,581.7	Rs.11,622.7	US$	213.2
Software and systems	8,387.6	11,047.5		202.6
Equipment and furniture	35,138.6	41,417.6		759.7

Property and equipment, at cost	54,107.9	64,087.8		1,175.5
Less: Accumulated depreciation	29,147.0	35,109.4		644.0

Property and equipment, net	Rs.24,960.9	Rs.28,978.4	US$	531.5

During the fiscal year ended March 31, 2011, the Bank revised the estimated useful life of point of sale machines and certain information technology servers categorized in equipment and furniture. Depreciation on these assets is charged prospectively over the revised estimated useful lives of these assets. Consequently the net income before noncontrolling interest for the year ended March 31, 2011 was lower by Rs. 390.5 million.

Depreciation and amortization charged for the years ended March 31, 2011, March 31,2012 and March 31, 2013 was Rs. 5,138.6 million, Rs. 5,588.7 million and Rs. 6,686.2 million (US$ 122.6 million), respectively.